CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (37,509)	$ (24,769)	$ (6,083)
Adjustments required to reflect the cash flow from operating activities (see Appendix A)	9,962	11,963	12,571
Net cash provided by (used in) operating activities	(27,547)	(12,806)	6,488
CASH FLOWS FROM INVESTING ACTIVITIES:
Capitalized development costs	(13,706)	(6,059)	(5,731)
Acquisition of property and equipment	(1,518)	(2,637)	(2,125)
Loans extended to others	0	0	(141)
Investments in associates	0	(6,449)	0
Loans repaid by shareholders	0	61	786
Increase in bank deposits	(480)	(352)	(411)
Payments for acquisitions of subsidiaries, net of cash acquired	440	418	(686)
Payment of deferred consideration with respect to business combinations	(4,500)	(7,335)	(580)
Interest received	76	2	14
Investments in financial assets	(6,856)	(446)	0
Proceeds from sub-lessee	0	158	302
Net cash used in investing activities	(26,544)	(22,639)	(8,572)
CASH FLOWS FROM FINANCING ACTIVITIES:
Initial public offering (IPO)	0	132,560	0
Interest paid	(504)	(630)	(1,065)
Changes in short-term bank credit	5,874	(11,393)	2,976
Support received (royalties paid) in respect to government assistance plans	(40)	(199)	16
Transactions with non-controlling interests	(186)	(1,069)	(1,049)
Receipt of long-term bank loans	0	0	4,734
Repayment of long-term bank loans	(2,282)	(1,971)	(1,003)
Receipt of long-term loans from others	6,908	0	3,804
Repayment of long-term loans from others	(2,577)	(2,175)	(920)
Receipt of loans from shareholders	0	8,900	0
Repayment of loans from shareholders	0	(8,900)	0
Decrease in other long-term liabilities	(288)	(295)	(280)
Employee options exercised	1,152	718	0
Principal lease payments	(1,851)	(1,406)	(1,167)
Net cash provided by financing activities	6,206	114,140	6,046
Increase (Decrease) in cash and cash equivalents	(47,885)	78,695	3,962
Balance of cash and cash equivalents at beginning of year	87,332	8,195	4,412
Gains (losses) from exchange differences on cash and cash equivalents	(6,189)	626	(222)
Gains (losses) from translation of cash and cash equivalents of foreign activity	622	(184)	43
Balance of cash and cash equivalents at end of year	33,880	87,332	8,195
Adjustments in respect of:
Depreciation and amortization	9,028	7,198	5,908
Post-employment benefit obligations, net	(107)	139	106
Deferred taxes	(181)	25	(230)
Finance expenses, net	4,544	269	3,428
Expenses in respect of long-term employee benefits	245	193	5
Share in losses of associate company	1,794	538	0
Long-term deferred income	(104)	(26)	0
Expenses in respect of share-based payment	8,747	8,850	2,965
Total adjustments	23,966	17,186	12,182
Changes in operating asset and liability items:
Increase in restricted cash transferable to customers for processing activity	(10,424)	(5,529)	(11,930)
Decrease (increase) in receivables from processing activity	(10,986)	(5,429)	5,003
Increase in trade receivables	(8,272)	(5,136)	(3,894)
Increase in other current assets	(936)	(1,352)	(389)
Increase in inventory	(12,592)	(2,631)	(511)
Increase in payables in respect of processing activity	20,510	13,832	7,203
Increase (decrease) in trade payables	4,519	(3,775)	3,154
Increase in other payables	4,177	4,797	1,753
Total changes in operating asset and liability items	(14,004)	(5,223)	389
Total adjustments required to reflect the cash flow from operating activities	9,962	11,963	12,571
Appendix B – Information regarding investing and financing activities not involving cash flows:
Purchase of property and equipment on credit	215	118	575
Acquisition of patents against derecognition of loan	0	0	806
Acquisition of right-of-use assets through lease liabilities	2,048	1,428	1,235
Share based payments costs attributed to development activities, capitalized as intangible assets	$ 909	$ 649	$ 883